Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.15%
Brazil–17.56%
Ambev S.A., ADR	14,918,752	$78,621,823
Arcos Dorados Holdings, Inc., Class A	5,721,029	45,482,180
B3 S.A.–Brasil, Bolsa, Balcao	6,697,920	74,045,946
Banco Bradesco S.A., ADR	6,513,229	58,879,590
Fleury S.A.	8,997,500	55,003,256
Kroton Educacional S.A.	4,264,889	14,036,188
Multiplan Empreendimentos Imobiliarios S.A.	3,463,029	25,761,629
Raia Drogasil S.A.	1,039,300	22,605,970
TOTVS S.A.	1,006,000	12,784,729
		387,221,311
China–17.68%
Angel Yeast Co., Ltd., Class A	5,572,070	24,632,424
China Mengniu Dairy Co. Ltd.(a)	15,291,000	62,034,932
China Mobile Ltd.	2,332,500	19,854,610
Henan Shuanghui Investment & Development Co., Ltd., Class A	8,413,183	29,233,675
Industrial & Commercial Bank of China Ltd., Class H	22,488,000	15,136,989
Kweichow Moutai Co., Ltd., Class A	133,056	18,702,494
New Oriental Education & Technology Group, Inc., ADR(a)	257,190	26,827,489
Sunny Optical Technology Group Co., Ltd.	4,167,500	48,662,312
Weibo Corp., ADR(a)	423,603	16,592,530
Wuliangye Yibin Co., Ltd., Class A	3,907,847	68,138,826
Yum China Holdings, Inc.	1,321,368	60,122,244
		389,938,525
Egypt–1.57%
Eastern Co., S.A.E.	16,856,490	16,000,934
Egyptian Financial Group-Hermes Holding Co.	18,652,502	18,584,880
		34,585,814
France–1.57%
Bollore S.A.	8,068,041	34,655,738
Hungary–1.88%
Gedeon Richter Plc	2,361,286	41,517,900
Indonesia–9.53%
PT Bank Central Asia Tbk	32,947,600	72,463,995
PT Bank Mandiri (Persero) Tbk	123,459,800	69,899,633
PT Telekomunikasi Indonesia (Persero) Tbk	221,321,600	67,672,753
		210,036,381
Israel–0.76%
Israel Chemicals Ltd.	3,112,588	16,777,302
Shares		Value
Macau–2.11%
Galaxy Entertainment Group Ltd.	6,779,000	$46,443,383
Malaysia–1.57%
Public Bank Bhd.	6,534,600	34,646,535
Mexico–10.12%
Bolsa Mexicana de Valores, S.A.B. de C.V.	20,598,400	34,352,612
Fomento Economico Mexicano, S.A.B. de C.V., ADR	417,964	37,909,335
GMexico Transportes S.A.B. de C.V.	27,888,930	31,987,407
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	4,871,798	30,000,437
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	4,969,897	49,873,375
Grupo Financiero BanCrecer S.A. de C.V., Series B(a)(b)	1	0
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A(a)	18,817,001	39,109,316
		223,232,482
Nigeria–1.16%
Zenith Bank PLC	504,865,834	25,505,425
Peru–2.16%
Credicorp Ltd.	218,960	47,731,090
Philippines–1.57%
SM Investments Corp.	726,700	14,264,460
SM Prime Holdings, Inc.	28,374,300	20,323,946
		34,588,406
Russia–11.09%
Gazprom PJSC, ADR	4,284,513	31,408,038
Mobile TeleSystems PJSC, ADR	2,786,494	22,765,656
Sberbank of Russia PJSC	9,159,044	33,503,096
Sberbank of Russia PJSC, Preference Shares	27,163,190	86,402,848
Yandex N.V., Class A(a)	1,798,426	70,534,268
		244,613,906
South Korea–3.77%
NAVER Corp.	137,204	15,969,647
Samsung Electronics Co., Ltd.	1,758,553	67,094,598
		83,064,245
Taiwan–3.10%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,276,000	68,421,605
Thailand–1.98%
Kasikornbank PCL, Foreign Shares	7,765,100	43,603,474

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Shares		Value
Turkey–4.12%
Haci Omer Sabanci Holding A.S.	28,899,746	$51,144,881
Tupras-Turkiye Petrol Rafinerileri A.S.	1,585,482	39,754,531
		90,899,412
United Arab Emirates–1.85%
Emaar Properties PJSC	27,110,100	40,763,283
Total Common Stocks & Other Equity Interests (Cost $1,639,771,228)		2,098,246,217
Money Market Funds–4.82%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	37,203,908	37,203,908
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	26,569,105	$26,579,733
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	42,518,752	42,518,752
Total Money Market Funds (Cost $106,296,241)		106,302,393
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $1,746,067,469)		2,204,548,610
OTHER ASSETS LESS LIABILITIES–0.03%		684,482
NET ASSETS–100.00%		$2,205,233,092
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Derivative Investments
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$387,221,311	$—	$—	$387,221,311
China	103,542,263	286,396,262	—	389,938,525
Egypt	18,584,880	16,000,934	—	34,585,814
France	—	34,655,738	—	34,655,738
Hungary	—	41,517,900	—	41,517,900
Indonesia	—	210,036,381	—	210,036,381
Israel	—	16,777,302	—	16,777,302
Macau	—	46,443,383	—	46,443,383
Malaysia	—	34,646,535	—	34,646,535
Mexico	223,232,482	—	0	223,232,482
Nigeria	—	25,505,425	—	25,505,425
Peru	47,731,090	—	—	47,731,090
Philippines	—	34,588,406	—	34,588,406
Russia	93,299,924	151,313,982	—	244,613,906
South Korea	—	83,064,245	—	83,064,245
Taiwan	—	68,421,605	—	68,421,605
Thailand	—	43,603,474	—	43,603,474
Turkey	—	90,899,412	—	90,899,412
United Arab Emirates	—	40,763,283	—	40,763,283
Money Market Funds	106,302,393	—	—	106,302,393
Total Investments	$979,914,343	$1,224,634,267	$0	$2,204,548,610
Invesco Developing Markets Fund